Shareholder Report, Line Graph (Details) 195150_First American Multi-Manager Domestic Equity Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)									12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Dec. 29, 2017	Sep. 30, 2025
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name									Institutional Class
Accumulated Value	$ 2,141,398	$ 1,613,764	$ 1,375,746	$ 1,677,209	$ 1,260,305	$ 1,111,124	$ 1,076,000	$ 1,000,000	$ 2,501,224
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 3000 Index
Accumulated Value	$ 2,315,209	$ 1,712,513	$ 1,421,630	$ 1,725,852	$ 1,308,699	$ 1,137,986	$ 1,105,725	$ 1,000,000	$ 2,718,263